UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05634

Morgan Stanley Strategist Fund

(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York	10020
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

1221 Avenue of the Americas, New York, New York 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2006

Date of reporting period: October 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Strategist Fund

Portfolio of Investments October 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (68.2%)
	Advertising/Marketing Services (0.7%)
84,070	Omnicom Group, Inc.	$6,974,447

	Aerospace & Defense (1.4%)
156,335	Northrop Grumman Corp.	8,387,373
136,300	Raytheon Co.	5,036,285
		13,423,658
	Agricultural Commodities/Milling (1.1%)
416,900	Archer-Daniels-Midland Co.	10,159,853

	Apparel/Footwear Retail (1.5%)
359,580	Gap, Inc. (The)	6,213,542
275,000	Ross Stores, Inc.	7,436,000
		13,649,542
	Beverages: Non-Alcoholic (1.5%)
329,210	Coca-Cola Co. (The)	14,083,604

	Biotechnology (2.2%)
155,230	Celgene Corp. *	8,708,403
94,540	Gilead Sciences, Inc. *	4,467,015
334,100	Vertex Pharmaceuticals Inc. *	7,600,775
		20,776,193
	Chemicals: Major Diversified (0.6%)
132,170	Dow Chemical Co. (The)	6,061,316

	Chemicals: Specialty (0.6%)
101,820	Ashland Inc.	5,448,388

	Computer Communications (1.2%)
656,590	Cisco Systems, Inc. *	11,457,495

	Computer Peripherals (0.8%)
567,500	EMC Corp. *	7,922,300

	Computer Processing Hardware (1.8%)
294,000	Apple Computer, Inc. *	16,931,460

	Contract Drilling (0.7%)
120,500	Diamond Offshore Drilling, Inc.	6,803,430

	Department Stores (0.6%)
125,060	Kohl’s Corp. *	6,019,138

	Discount Stores (1.2%)
229,140	Costco Wholesale Corp.	11,081,210

	Electric Utilities (1.7%)
104,500	Ameren Corp.	5,496,700
142,200	American Electric Power Co., Inc.	5,397,912
108,000	FirstEnergy Corp.	5,130,000
		16,024,612
	Electrical Products (1.3%)
175,610	Emerson Electric Co.	12,213,676

	Electronic Production Equipment (0.7%)
394,400	Applied Materials, Inc.	6,460,272

	Electronics/Appliance Stores (0.6%)
120,000	Best Buy Co., Inc.	5,311,200

	Environmental Services (1.1%)
354,930	Waste Management, Inc.	10,473,984

	Financial Conglomerates (3.3%)
188,760	American Express Co.	9,394,585
246,490	Citigroup, Inc.	11,284,312
288,600	JPMorgan Chase & Co.	10,568,532
		31,247,429
	Food: Major Diversified (1.0%)
208,170	Kellogg Co.	9,194,869

	Food: Meat/Fish/Dairy (0.7%)
193,450	Dean Foods Co. *	6,993,218

	Household/Personal Care (0.7%)
125,050	Colgate-Palmolive Co.	6,622,648

	Industrial Conglomerates (1.2%)
332,420	General Electric Co.	11,272,362

	Information Technology Services (2.0%)
300,000	Electronic Data Systems Corp.	6,993,000
145,840	International Business Machines Corp.	11,941,379
		18,934,379
	Integrated Oil (2.1%)
100,200	BP PLC (ADR (United Kingdom)	6,653,280
139,200	Exxon Mobil Corp.	7,814,688
85,000	Royal Dutch Shell PLC (ADR) (Class A) (Netherlands)	5,273,400
		19,741,368
	Internet Software/Services (0.5%)
130,000	Yahoo!, Inc. *	4,806,100

	Investment Banks/Brokers (1.5%)
336,150	Ameritrade Holding Corp. *	7,069,234
488,800	Schwab (Charles Corp. (The)	7,429,760
		14,498,994
	Major Banks (2.3%)
263,240	Bank of America Corp.	11,514,118
109,200	KeyCorp	3,520,608
111,990	Wells Fargo & Co.	6,741,798
		21,776,524
	Major Telecommunications (0.9%)
54,750	ALLTEL Corp.	3,386,835
260,890	AT&T Corp.	5,160,404
		8,547,239
	Media Conglomerates (0.8%)
418,420	Time Warner, Inc.	7,460,429

	Medical Specialties (3.6%)
168,100	Bard (C.R., Inc.)	10,486,078
166,340	Fisher Scientific International, Inc. *	9,398,210
339,900	Hospira, Inc. *	13,545,015
		33,429,303
	Motor Vehicles (1.0%)
321,530	Honda Motor Co., Ltd. (ADR) (Japan)	8,941,749

	Movies/Entertainment (0.5%)
100,000	Pixar, Inc. *	5,073,000

	Oil & Gas Production (0.8%)
104,630	Burlington Resources, Inc.	7,556,379

	Oilfield Services/Equipment (1.4%)
118,800	Halliburton Co.	7,021,080
202,400	Smith International, Inc.	6,557,760
		13,578,840
	Other Consumer Services (1.1%)
264,170	eBay, Inc. *	10,461,132

	Packaged Software (3.0%)
394,200	Microsoft Corp.	10,130,940
804,600	Oracle Corp. *	10,202,328
344,140	Sybase, Inc. *	7,657,115
		27,990,383
	Pharmaceuticals: Major (2.9%)

162,890	Johnson & Johnson	10,200,172
159,700	Lilly (Eli & Co.)	7,951,463
196,520	Wyeth	8,756,931
		26,908,566
	Property - Casualty Insurers (0.9%)
160,900	Allstate Corp. (The)	8,493,911

	Railroads (1.8%)
72,110	Burlington Northern Santa Fe Corp.	4,475,147
133,180	CSX Corp.	6,100,976
93,500	Union Pacific Corp.	6,468,330
		17,044,453
	Regional Banks (0.2%)
88,930	AmSouth Bancorporation	2,243,704

	Semiconductors (2.4%)
265,821	Freescale Semiconductor Inc. (Class B *)	6,347,805
277,450	Intel Corp.	6,520,075
472,400	Micron Technology, Inc. *	6,136,476
481,213	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)	3,888,201
		22,892,557
	Specialty Stores (0.6%)
134,000	Bed Bath & Beyond Inc. *	5,429,680

	Specialty Telecommunications (0.7%)
500,000	Citizens Communications Co.	6,120,000

	Steel (1.9%)
144,300	Nucor Corp.	8,636,355
240,000	United States Steel Corp.	8,767,200
		17,403,555
	Telecommunication Equipment (4.7%)
844,550	Corning, Inc. *	16,967,010
679,110	Motorola, Inc.	15,049,078
743,870	Nokia Corp. (ADR (Finland)	12,511,893
		44,527,981
	Tobacco (1.1%)
132,820	Altria Group, Inc.	9,968,141

	Trucks/Construction/Farm Machinery (1.3%)
228,720	Caterpillar Inc.	12,028,385

	TOTAL COMMON STOCKS
	(Cost $476,171,230)	642,463,056

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	CORPORATE BONDS (5.4%)
	Advertising/Marketing Services (0.0%)
$385	WPP Finance (UK) Corp. (United Kingdom)	5.875%	06/15/14	393,848

	Aerospace & Defense (0.2%)
350	Northrop Grumman Corp.	4.079	11/16/06	347,286
199	Raytheon Co.	6.15	11/01/08	205,483
55	Raytheon Co.	8.30	03/01/10	61,778
831	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664	09/15/13	881,134
				1,495,681
	Air Freight/Couriers (0.0%)
335	Fedex Corp.	2.65	04/01/07	324,906

	Airlines (0.1%)
823	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	867,794
295	Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	297,194
				1,164,988
	Apparel/Footwear Retail (0.0%)
285	Limited Brands, Inc.	6.95	03/01/33	270,486

	Beverages: Alcoholic (0.1%)
510	FBG Finance Ltd.- 144A** (Australia)	5.125	06/15/15	493,467
545	Miller Brewing Co. - 144A**	4.25	08/15/08	534,463

					1,027,930
	Cable/Satellite TV (0.1%)
135	Comcast Cable Communications Inc.	6.75		01/30/11	142,755
60	Comcast Corp.	7.625		02/15/08	63,082
405	Cox Communications, Inc. - 144A**	4.625		01/15/10	391,178
490	TCI Communications, Inc.	7.875		02/15/26	557,727
					1,154,742
	Chemicals: Major Diversified (0.0%)
270	ICI Wilmington Inc.	4.375		12/01/08	264,101

	Containers/Packaging (0.1%)
580	Sealed Air Corp. - 144A**	5.625		07/15/13	567,273

	Department Stores (0.1%)
300	Federated Department Stores, Inc.	6.625		09/01/08	311,842
980	May Department Stores Co., Inc.	5.95		11/01/08	1,003,798
					1,315,640
	Drugstore Chains (0.2%)
1,505	CVS Corp.	5.625		03/15/06	1,509,852

	Electric Utilities (0.6%)
460	Ameren Corp.	4.26		05/15/07	453,944
505	Arizona Public Service Co.	5.80		06/30/14	517,589
140	Arizona Public Service Co.	6.75		11/15/06	142,701
450	Carolina Power & Light Co.	5.125		09/15/13	446,841
305	CC Funding Trust I	6.90		02/16/07	311,937
250	Cincinnati Gas & Electric Co.	5.70		09/15/12	254,754
45	Columbus Southern Power Co.	4.40		12/01/10	43,523
235	Consolidated Natural Gas Co.	5.00		12/01/14	227,921
460	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	483,299
310	Consumers Energy Co.	4.80		02/17/09	306,806
105	Detroit Edison Co. - 144A ** (The)	6.125		10/01/10	109,424
205	Entergy Gulf States, Inc.	3.60		06/01/08	196,775
340	Entergy Gulf States, Inc.	4.27	††	12/01/09	334,119
285	Exelon Corp.	6.75		05/01/11	301,641
655	FPL Group Capital Inc.	3.25		04/11/06	651,280
230	Pacific Gas & Electric Co.	6.05		03/01/34	231,848
105	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	102,032
315	Public Service Electric & Gas Co. (Series MTNB)	5.00		01/01/13	311,547
240	Texas Eastern Transmission, LP	7.00		07/15/32	274,710
185	Wisconsin Electric Power Co.	3.50		12/01/07	180,218
					5,882,909
	Electrical Products (0.1%)
520	Cooper Industries Inc.	5.25		07/01/07	522,901

	Electronics/Appliances (0.0%)
260	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	253,738

	Finance/Rental/Leasing (0.5%)
395	CIT Group, Inc.	2.875		09/29/06	388,465
310	CIT Group, Inc.	4.75		08/15/08	308,566
5	CIT Group, Inc.	7.375		04/02/07	5,172
700	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	670,885
100	MBNA Capital I (Series A)	8.278		12/01/26	106,984
630	MBNA Corp.	4.163	††	05/05/08	635,778
320	MBNA Corp.	6.125		03/01/13	337,056
675	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	655,432
470	Residential Capital Corp. - 144A**	6.375		06/30/10	477,876
310	SLM Corp.	4.00		01/15/10	298,828
580	SLM Corp. (Series MTNA)	5.00		10/01/13	571,352
					4,456,394
	Financial Conglomerates (0.4%)
920	Chase Manhattan Corp.	6.00		02/15/09	947,220
430	Citigroup Inc.	5.625		08/27/12	442,115
530	Citigroup Inc.	5.75		05/10/06	533,334
530	Citigroup Inc.	6.00		02/21/12	557,452
180	General Electric Capital Corp. (Series MTNA)	4.25		12/01/10	174,822
760	General Electric Capital Corp. (Series MTNA)	6.75		03/15/32	872,120
					3,527,063
	Food Retail (0.1%)
435	Kroger Co.	7.50		04/01/31	460,891
170	Safeway Inc.	7.25		02/01/31	175,283

					636,174
	Gas Distributors (0.1%)
325	NiSource Finance Corp.	4.39	††	11/23/09	326,316
415	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)	8.294		03/15/14	480,097
305	Sempra Energy	4.621		05/17/07	303,470
					1,109,883
	Home Furnishings (0.0%)
290	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	318,290

	Hotels/Resorts/Cruiselines (0.1%)
510	Hyatt Equities LLC - 144A**	6.875		06/15/07	517,945

	Household/Personal Care (0.1%)
590	Clorox Co. (The)	3.98	††	12/14/07	591,067

	Industrial Conglomerates (0.0%)
55	General Electric Capital Corp.	4.75		09/15/14	53,485
330	Textron Financial Corp.	4.125		03/03/08	324,535
					378,020
	Insurance Brokers/Services (0.2%)
1,055	Farmers Exchange Capital - 144A**	7.05		07/15/28	1,069,154
805	Marsh & McLennan Companies, Inc.	5.375		07/15/14	771,995
					1,841,149
	Investment Banks/Brokers (0.1%)
140	Goldman Sachs Group Inc. (The)	5.25		10/15/13	138,678
640	Goldman Sachs Group Inc. (The)	6.60		01/15/12	684,899
					823,577
	Major Banks (0.1%)
250	Bank of New York Co., Inc. (The)	3.80		02/01/08	244,903
195	Bank of New York Co., Inc. (The)	5.20		07/01/07	196,368
280	HSBC Finance Corp.	6.75		05/15/11	301,266
325	Huntington National Bank (Series BKNT)	4.375		01/15/10	317,070
					1,059,607
	Major Telecommunications (0.2%)
530	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75		06/15/30	659,133
500	France Telecom S.A. (France)	8.50		03/01/31	655,283
150	Sprint Capital Corp.	8.75		03/15/32	194,596
345	Telecom Italia Capital SpA (Luxembourg)	4.00		11/15/08	334,039
405	Telecom Italia Capital SpA (Luxembourg)	4.00		01/15/10	385,351
					2,228,402
	Managed Health Care (0.1%)
530	WellPoint Health Networks Inc.	6.375		06/15/06	535,417

	Medical Specialties (0.1%)
495	Baxter Finco BV - 144A** (Netherlands)	4.75		10/15/10	486,601

	Motor Vehicles (0.1%)
545	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	641,440

	Multi-Line Insurance (0.4%)
1,165	AIG Sun America Global Finance VI - 144A**	6.30		05/10/11	1,234,609
575	American General Finance Corp. (Series MTNF)	5.875		07/14/06	580,155
910	AXA Financial Inc.	6.50		04/01/08	944,877
95	Hartford Financial Services Group, Inc. (The)	2.375		06/01/06	93,778
235	International Lease Finance Corp.	3.75		08/01/07	230,578
305	Two-Rock Pass Through - 144A** (Bahamas)	4.72	††	12/31/49	303,268
					3,387,265
	Oil & Gas Production (0.2%)
245	Pemex Project Funding Master Trust	7.375		12/15/14	268,397
430	Pemex Project Funding Master Trust	8.00		11/15/11	481,815
420	Pemex Project Funding Master Trust	8.625		02/01/22	502,950
145	Pemex Project Funding Master Trust	9.125		10/13/10	166,895
					1,420,057
	Other Metals/Minerals (0.0%)
390	Brascan Corp. (Canada)	7.125		06/15/12	428,482

	Property - Casualty Insurers (0.3%)
760	Mantis Reef Ltd. - 144A** (Australia)	4.692		11/14/08	744,672
360	Platinum Underwriters Finance Holdings, Ltd. - 144A**	6.37		11/16/07	361,723
300	Platinum Underwriters Finance Holdings, Ltd. - 144A**	7.50		06/01/17	294,641
515	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	513,746
700	XLLIAC Global Funding - 144A**	4.80		08/10/10	688,977

					2,603,759
	Publishing: Newspapers (0.0%)
475	Knight Ridder, Inc.	5.75		09/01/17	453,948

	Pulp & Paper (0.0%)
305	Sappi Papier Holding AG - 144A** (Austria)	6.75		06/15/12	302,826

	Railroads (0.1%)
272	Burlington North Santa Fe Railway Co.	4.575		01/15/21	261,449
290	Norfolk Southern Corp.	7.35		05/15/07	300,313
110	Union Pacific Corp.	6.625		02/01/08	113,975
180	Union Pacific Corp.	6.65		01/15/11	191,998
100	Union Pacific Corp. - 144A** (Series 2004-2)	5.214		09/30/14	99,286
140	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	144,980
					1,112,001
	Real Estate Development (0.1%)
1,314	World Financial Properties - 144A** (Series 1996 WFP- B)	6.91		09/01/13	1,381,976

	Real Estate Investment Trusts (0.1%)
770	EOP Operating L.P.	6.763		06/15/07	789,750

	Regional Banks (0.1%)
800	Marshall & Ilsley Bank (Series BKNT)	3.80		02/08/08	782,555

	Savings Banks (0.2%)
305	Household Finance Corp.	4.125		12/15/08	297,671
230	Household Finance Corp.	5.875		02/01/09	235,633
175	Household Finance Corp.	6.375		10/15/11	185,097
350	Household Finance Corp.	6.40		06/17/08	362,538
100	Sovereign Bank (Series CD)	4.00		02/01/08	98,312
470	Washington Mutual Bank	5.50		01/15/13	473,753
260	Washington Mutual Inc.	8.25		04/01/10	290,151
					1,943,155
	Trucks/Construction/Farm Machinery (0.1%)
190	Caterpillar Financial Services Corp. (Series MTNF)	3.625		11/15/07	185,593
635	Caterpillar Financial Services Corp. (Series MTNF)	3.89	††	08/20/07	636,332
					821,925
	Wireless Telecommunications (0.0%)
210	AT&T Wireless Services, Inc.	8.75		03/01/31	274,662

	TOTAL CORPORATE BONDS
	(Cost $50,670,527)				51,002,385

	Asset-Backed Securities (3.8%)
	Finance/Rental/Leasing (3.8%)
2,300	American Express Credit Account Master Trust 2001-2 A	5.53		10/15/08	2,309,934
1,500	American Express Credit Account Master Trust 2002-3 A	4.08	††	12/15/09	1,503,318
2,100	American Express Credit Account Master Trust 2003-3 A	4.08	††	11/15/10	2,106,435
594	Asset Backed Funding Certificates 2005-WF1 A2A	3.91	††	01/25/35	593,982
1,225	Banc of America Securities Auto Trust 2005-WF1 A3	3.99		08/18/09	1,210,315
149	Capital Auto Receivables Asset Trust 2003-2 A3A	1.44		02/15/07	148,808
850	Capital Auto Receivables Asset Trust 2003-3 A3B	3.85	††	01/15/08	851,093
1,250	Capital Auto Receivables Asset Trust 2005-1 A4	4.05		07/15/09	1,236,789
1,050	Caterpillar Financial Asset Trust 2005-A A3	3.90		02/25/09	1,037,283
2,960	Chase Credit Card Master Trust 2001-4 A	5.50		11/17/08	2,979,881
500	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	491,968
800	CNH Equipment Trust 2005-A A3	4.02		04/15/09	791,408
950	Daimler Chrysler Auto Trust 2005-B A3	4.04		09/08/09	940,429
800	Ford Credit Auto Owner Trust 2005B A3	4.17		01/15/09	794,258
900	GE Capital Credit Card Master Note Trust 2004-2 A	3.81	††	09/15/10	901,281
850	GE Dealer Floorplan Master Note Trust 2004-1 A	4.05	††	07/20/08	850,532
950	Harley Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	941,901
1,500	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	1,470,112
750	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	738,375
650	Honda Auto Receivables Owner Trust 2005-2 A3	3.93		01/15/09	642,564
750	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	739,707
1,475	MBNA Credit Card Master Note Trust 2003-A3 A3	3.89	††	08/16/10	1,479,858
1,550	MBNA Master Credit Card Trust 1999-B A	5.90		08/15/11	1,603,155
1,325	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	1,310,297
925	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	894,414
299	Residential Asset Securities Corp. 2004-KSB AI1	3.99	††	10/25/22	299,564

275	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81	11/17/14	271,472
1,600	USAA Auto Owner Trust 2004-2 A-4	3.58	02/15/11	1,567,693
1,550	USAA Auto Owner Trust 2004-3 A3	3.16	02/17/09	1,526,555
975	USAA Auto Owner Trust 2005-1 A3	3.90	07/15/09	964,014
850	Volkswagen Auto Lease Trust 2005-A A3	3.82	05/20/08	841,674
308	Wachovia Auto Owner Trust 2004-B A2	2.40	05/21/07	307,404
525	Wachovia Auto Owner Trust 2004-B A3	2.91	04/20/09	516,547
650	Wachovia Auto Owner Trust 2005-A A3	4.06	09/21/09	643,063
500	World Omni Auto Receivables Trust 2004-A A3	3.29	11/12/08	493,958
	Total Asset-Backed Securities
	(Cost $36,132,413)			36,000,041

	Foreign Government Obligations (0.1%)
315	United Mexican States (Mexico)	8.00	09/24/22	375,322
430	United Mexican States (Mexico)	8.30	08/15/31	527,825
280	United Mexican States (Mexico)	8.375	01/14/11	319,200
	Total Foreign Government Obligations
	(Cost $1,104,455)			1,222,347

	U.S. Government Agency-Mortgage-Backed Securities (2.2%)
	Federal Home Loan Mortgage Corp. (Gold)
593		6.50	05/01/29 - 05/01/32	856,655
59		7.50	01/01/30	62,542
4		8.00	07/01/30	4,666
	Federal Home Loan Mortgage Corp.
41		6.50	12/01/32	41,890
1,530		7.50	05/01/31 - 10/01/32	1,618,587
	Federal National Mortgage Assoc.
1,025		6.50	12/01/29 -01/01/33	1,054,468
2,446		7.00	12/01/17 -09/01/32	2,560,639
6,850		7.00	†	7,162,531
2,406		7.50	07/01/29 -06/01/32	2,541,670
3,271		8.00	05/01/09 -02/01/32	3,492,220
	Federal National Mortgage Assoc. ARM
1,169		4.04	07/01/33	1,168,194
	Total U.S. Government Agency-Mortgage-Backed Securities
	(Cost $20,554,141)			20,564,062

	U.S. Government Agency & Obligations (10.4%)
2,080	Federal Home Loan Mortgage Corp.	5.13	11/07/13	2,080,189
	U.S.Treasury Bonds
250		5.50	08/15/28	273,467
6,475		6.125	08/15/29	7,676,928
1,295		6.375	08/15/27	1,563,662
16,300		8.125	08/15/19 -08/15/21	22,056,573
	U.S. Treasury Notes
8,025		3.50	11/15/06	7,957,919
41,500		3.625	05/15/13	39,211,026
4,150		3.875	02/15/13	3,985,137
850		4.00	11/15/12	824,036
6,255		4.25	08/15/13	6,136,011
	U.S. Treasury Strip
755		0.00	02/15/25	295,098
11,750		0.00	02/15/25	4,609,900
3,250		0.00	02/15/27	1,166,851

	TOTAL U.S. GOVERNMENT & AGENCIES OBLIGATIONS
	(Cost $97,570,073)			97,836,797

	U.S. Governement Agencies — Collateralized Mortgage Obligations (0.2%)
3,150	Freddie Mac Whole Loan 2005-S001 2A2	4.187	09/25/45	1,364,121
2,845	Federal National Mortgage Assoc. 2005-68XI (IO)	6.00	08/25/35	816,356

	Total U.S. Governement Agencies — Collateralized Mortgage Obligations
	(Cost $1,851,530)			2,180,477

	SHORT-TERM INVESTMENTS (10.1%)
	U.S. Government Agencies & Obligations (a) (0.0%)
250	U.S. Treasury Bills *** (Cost $248,325)	3.35	01/12/06	248,325

	Repurchase Agreement (10.1%)
95,427	Joint repurchase agreement account (dated 10/31/05;
	proceeds $95,437,616) (b) (Cost $95,427,000)	4.005	11/01/05	95,427,000

	Total Short-Term Investments
	(Cost $95,675,325)			95,675,325

	TOTAL INVESTMENTS
	(Cost $779,729,694) (c)(d)		100.4%	946,944,491
	LIABILITIES IN EXCESS OF OTHER ASSETS		(0.4)	(4,493,787)
	NET ASSETS		100.0%	$942,450,704

ADR                       American Depositary Receipt.

ARM                     Adjustable Rate Mortgage

IO                                   Interest -Only Security

*                                         Non-income producing security.

**                                  Resale is restricted to qualified institutional investors.

***                           A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $91,250.

†                                         Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

††                                  Variable rate security; rate shown is the rate in effect of October 31, 2005.

(a)                               Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b)                               Collateralized by federal agency and U.S. Treasury obligations.

(c)                                Securities have been designated as collateral in a amount equal to $51,274,379 in connection with securities purchased on a forward commitment basis, a delayed delivery basis and open futures contracts.

(d)                               The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $179,132,023 and the aggregate gross unrealized depreciation is $11,917,226, resulting in net unrealized appreciation of $167,214,797.

Morgan Stanley Strategist Fund

Futures Contracts Open At October 31, 2005:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION/
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

27	Short	US Treasury Notes 2 Year, December 2005	$(5,540,484)	$38,537
81	Short	US Treasury Notes 5 Year, December 2005	(6,671,110)	111,327
207	Long	US Treasury Notes 10 Year, December 2005	22,449,798	(472,662)
22	Short	US Treasury Bonds 20 Year, December 2005	(8,824,609)	65,417

	Net unrealized depreciation			$(257,381)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Strategist Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2005